RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details) - SFL $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 vessel	Jun. 30, 2021 vessel $ / d	Dec. 31, 2015 USD ($) vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back	1
Commercial management fee revenue for first 4 vessels (in dollars per day) | $ / d		125
Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels managed		8
Number of vessels under $125 management fee		4
Commercial management fee revenue for first 3 vessels (in dollars per day) | $ / d		75
Commercial management fee revenue for remaining vessels (in dollars per day) | $ / d		37.5
Number of vessels under $75 management fee		3
Container Carriers
Related Party Transaction [Line Items]
Number of vessels managed		16
Commercial management fee revenue for first 4 vessels (in dollars per day) | $ / d		75
Number of vessels under $75 management fee		16
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8		8
Aggregate price sold en-bloc | $			$ 272.0
Duration of time charter			10 years